Risk Management and Financial Instruments - Schedule of Future Contracts (Details) - Sensitivity analysis and derivative financial instrument breakdown [Member] € in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2026 GBP (£) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 GBP (£) shares
Future contract [Member] | American dollar [Member]
Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Long
Quantity (in Shares) | shares	(7,083,806)	(7,083,806)	(7,083,806)	227,860	227,860	227,860
Notional	$ 282,723,000			$ 241,445,000
Fair value	$ (1,887,000)			(1,814,000)
Deliverable Forwards [Member] | American dollar [Member]
Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (376,456,000)			(278,582,000)
Fair value	$ (13,499,000)			13,069,000
Non-Deliverable Forwards [Member] | American dollar [Member]
Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (325,947,000)			43,471,000
Fair value	$ 180,000			$ (4,467,000)
Future Contract [Member] | EURO [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Quantity (in Shares) | shares	(4,355)	(4,355)	(4,355)	(6,755)	(6,755)	(6,755)
Notional	$ (77,804,000)			$ (79,419,000)
Fair value	$ (964,000)			62,000
Deliverable Forwards [Member] | EURO [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ 102,885,000	€ 89,325		103,646,000	€ 88,156
Fair value	$ (2,306,000)			(2,039,000)
Non-Deliverable Forwards [Member] | EURO [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Notional	$ (16,141,000)	€ (14,014)		(22,591,000)	€ (19,521)
Fair value	$ 170,000			(55,000)
Future Contract [Member] | British Pound [Member]
Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (39,819,000)		£ (1,580,000)	(40,676,000)		£ (3,020,000)
Fair value	$ (141,000)			72,000
Deliverable Forwards [Member] | British Pound [Member]
Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (27,632,000)		£ (20,957,000)	(26,856,000)		£ (19,939,000)
Fair value	$ 177,000			$ 129,000
Future contracts [Member] | Commodities (livestock) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities
Nature	Short
Quantity (in Shares) | shares	(2,410)	(2,410)	(2,410)	7,348	7,348	7,348
Notional	$ 380,000
Fair value				$ (346,000)
Deliverable Forwards [Member] | Commodities (livestock) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities
Nature	Short
Quantity (in Shares) | shares	(35,752)	(35,752)	(35,752)	(41,942)	(41,942)	(41,942)
Notional	$ (57,987,000)
Fair value				$ (93,782,000)
Future contracts [Member] | Commodities (grains and others) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	26,531	26,531	26,531	17,515	17,515	17,515
Notional				$ (170,000)
Fair value	$ 221,000,000
Non-Deliverable Forwards [Member] | Commodities (grains and others) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	22,740	22,740	22,740	32,783	32,783	32,783
Notional				$ 46,621,000
Fair value	$ (6,893,000,000)
Future CME [Member] | Commodities (grains and others) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	150	150	150	155	155	155
Notional				$ (45,000)
Fair value	$ (336,000,000)
Non-Deliverable Forwards [Member] | Commodities (grains and others) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	3,150,000	3,150,000	3,150,000
Notional
Fair value	$ 1,252,000,000